T. ROWE PRICE EMERGING MARKETS STOCK FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 1.6%
Common Stocks 1.6%
MercadoLibre (USD) (1)	135,273	152,131
Tenaris, ADR (USD)	3,788,200	44,322
Total Argentina (Cost $104,018)		196,453

BELGIUM 0.7%
Common Stocks 0.7%
Anheuser-Busch InBev	1,652,970	89,762
Total Belgium (Cost $145,258)		89,762

BRAZIL 8.0%
Common Stocks 5.0%
B3	9,972,900	121,895
Lojas Renner	9,520,241	74,953
Pagseguro Digital, Class A (USD) (1)	1,391,904	53,212
Porto Seguro	3,189,500	32,974
Raia Drogasil	6,297,492	150,576
StoneCo, Class A (USD) (1)	1,724,792	82,290
Suzano (1)	2,922,400	23,664
XP, Class A (USD) (1)	1,268,025	58,963
		598,527
Preferred Stocks 3.0%
Banco Bradesco (2)	22,655,445	96,849
Itau Unibanco Holding (2)	50,247,818	259,111
		355,960
Total Brazil (Cost $829,079)		954,487

CHILE 0.9%
Common Stocks 0.9%
Banco Santander Chile, ADR (USD)	6,186,961	105,859
Total Chile (Cost $137,044)		105,859

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
CHINA 34.5%

Common Stocks 29.3%
Alibaba Group Holding, ADR (USD) (1)	3,932,274	987,079
Anhui Conch Cement, H Shares (HKD)	16,322,500	123,433
Baidu, ADR (USD) (1)	569,400	67,986
China Mengniu Dairy (HKD)	56,162,000	263,539
China Merchants Bank, H Shares (HKD)	11,942,000	55,733
China Resources Beer Holdings (HKD)	16,404,000	114,073
CSPC Pharmaceutical Group (HKD)	34,469,200	72,598
ENN Energy Holdings (HKD)	3,854,700	46,726
Hengan International Group (HKD)	5,270,000	44,247
Ping An Insurance Group, H Shares (HKD)	28,139,500	296,906
Sino Biopharmaceutical (HKD)	55,612,500	72,652
Sunny Optical Technology Group (HKD)	3,204,300	60,174
TAL Education Group, ADR (USD) (1)	1,873,500	146,451
Tencent Holdings (HKD)	15,377,900	1,054,897
Tencent Music Entertainment Group, ADR (USD) (1)	3,102,700	50,078
Trip. com Group, ADR (USD) (1)	2,523,591	68,642
		3,525,214
Common Stocks - China A Shares 5.2%
Anhui Conch Cement, A Shares (3)	7,776,966	68,452
Gree Electric Appliances of Zhuhai, A Shares (CNH)	10,534,458	85,694
Hangzhou Hikvision Digital Technology, A Shares (3)	15,128,823	80,212
Hangzhou Hikvision Digital Technology, A Shares (CNH)	4,772,676	25,258
Jiangsu Hengrui Medicine, A Shares (CNH)	2,838,081	38,339
Kweichow Moutai, A Shares (3)	591,284	142,209
Kweichow Moutai, A Shares (CNH)	32,062	7,697
Midea Group, A Shares (3)	2,544,972	26,139
Midea Group, A Shares (CNH)	3,579,667	36,699
Shanghai International Airport, A Shares (CNH)	4,230,052	41,073
Yifeng Pharmacy Chain, A Shares (CNH)	6,061,744	74,890
		626,662
Total China (Cost $2,020,415)		4,151,876

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
CZECH REPUBLIC 0.3%
Common Stocks 0.3%
Komercni banka (1)	1,486,750	34,483
Total Czech Republic (Cost $55,854)		34,483

HONG KONG 3.0%
Common Stocks 3.0%
AIA Group	34,851,800	314,257
Hong Kong Exchanges & Clearing	996,100	47,427
Total Hong Kong (Cost $232,925)		361,684

HUNGARY 0.9%
Common Stocks 0.9%
OTP Bank (1)	2,852,668	102,174
Total Hungary (Cost $114,217)		102,174

INDIA 4.9%
Common Stocks 4.9%
HDFC Bank (1)	11,296,050	156,102
Housing Development Finance	9,266,678	220,947
Infosys	12,866,223	165,736
Maruti Suzuki India	517,040	43,195
Total India (Cost $431,925)		585,980

INDONESIA 1.5%
Common Stocks 1.5%
Astra International	182,025,400	64,121
Bank Central Asia	56,761,900	121,582
Total Indonesia (Cost $152,958)		185,703

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
KUWAIT 0.4%
Common Stocks 0.4%
National Bank of Kuwait	17,216,960	45,065
Total Kuwait (Cost $49,611)		45,065

MEXICO 1.1%
Common Stocks 1.1%
Grupo Aeroportuario del Sureste, ADR (USD) (1)	450,583	44,982
Wal-Mart de Mexico	36,433,748	85,751
Total Mexico (Cost $128,545)		130,733

NETHERLANDS 0.4%
Common Stocks 0.4%
Prosus (1)	534,956	52,066
Total Netherlands (Cost $44,662)		52,066

PERU 1.5%
Common Stocks 1.5%
Credicorp (USD)	915,100	116,373
Southern Copper (USD)	1,593,300	69,643
Total Peru (Cost $241,391)		186,016

PHILIPPINES 1.7%
Common Stocks 1.7%
SM Investments	7,545,499	137,767
Universal Robina	26,084,739	65,142
Total Philippines (Cost $153,371)		202,909

RUSSIA 5.0%
Common Stocks 5.0%
Mail. Ru Group, GDR (USD) (1)	2,423,829	63,950
Sberbank of Russia, ADR (USD) (1)	30,649,816	363,700

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
X5 Retail Group, GDR (USD)	2,749,539	103,190
Yandex, Class A (USD) (1)	1,110,030	63,871
Total Russia (Cost $483,350)		594,711

SAUDI ARABIA 0.5%
Common Stocks 0.5%
Al Rajhi Bank	4,048,964	63,635
Total Saudi Arabia (Cost $59,320)		63,635

SOUTH AFRICA 3.0%
Common Stocks 3.0%
Capitec Bank Holdings	555,954	28,766
Clicks Group	4,294,262	57,308
FirstRand	26,483,834	60,319
Naspers, N Shares	520,361	94,680
Sanlam	13,452,374	47,606
Shoprite Holdings	12,638,046	77,207
Total South Africa (Cost $501,534)		365,886

SOUTH KOREA 12.9%
Common Stocks 11.8%
LG Household & Health Care	317,043	365,655
NAVER	845,460	214,791
Samsung Electronics	14,157,388	691,926
SK Hynix	2,077,889	145,486
		1,417,858
Preferred Stocks 1.1%
Samsung Electronics (2)	3,107,761	129,804
		129,804
Total South Korea (Cost $810,807)		1,547,662

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
TAIWAN 12.2%
Common Stocks 12.2%
Largan Precision	1,853,000	241,795
President Chain Store	9,325,000	89,074
Taiwan Semiconductor Manufacturing	70,541,111	1,026,627
Uni-President Enterprises	27,114,410	66,177
Vanguard International Semiconductor	13,326,000	43,194
Total Taiwan (Cost $673,000)		1,466,867

THAILAND 1.9%
Common Stocks 1.9%
Airports of Thailand	23,384,100	38,620
CP ALL (1)	86,322,800	188,002
Total Thailand (Cost $172,217)		226,622

TURKEY 0.4%
Common Stocks 0.4%
BIM Birlesik Magazalar	4,404,440	44,967
Total Turkey (Cost $25,855)		44,967

UNITED ARAB EMIRATES 1.2%
Common Stocks 1.2%
First Abu Dhabi Bank	29,167,063	88,447
Network International Holdings (GBP) (1)	9,594,024	50,640
Total United Arab Emirates (Cost $142,186)		139,087

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 0.13% (4)(5)	147,495,047	147,495
Total Short-Term Investments (Cost $147,495)		147,495
Total Investments in Securities 99.7%
(Cost $7,857,037)		$11,982,182
Other Assets Less Liabilities 0.3%		34,538
Net Assets 100.0%		$12,016,720

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(3)	China A shares held through the QFII are subject to certain restrictions.
(4)	Affiliated Companies
(5)	Seven-day yield
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$3,055	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/19	Cost	Cost	7/31/20
T. Rowe Price Government
Reserve Fund	$417,253	¤	¤	$147,495	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $3,055 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $147,495.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE EMERGING MARKETS STOCK FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,111,882	$ 9,237,041	$ —	$ 11,348,923
Preferred Stocks	—	485,764	—	485,764
Short-Term Investments	147,495	—	—	147,495
Total	$2,259,377	$ 9,722,805	$ —	$ 11,982,182